Gabelli ESG NextShares
GABELLI ESG NEXTSHARES <br/>(the “Gabelli ESG Fund” or the “Fund”)
Investment Objective
The Fund seeks to provide capital appreciation.
Fees and Expenses of the Fund:
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees <br/>(fees paid directly from your investment):
Shareholder Fees	Gabelli ESG NextShares Gabelli ESG NextShares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gabelli ESG NextShares Gabelli ESG NextShares
Management Fees	1.00%
Other Expenses	1.40%	[1]
Total Annual Fund Operating Expenses	2.40%
Less Fee Waiver and/or Expense Reimbursement	1.50%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	[2]
[1]	Other Expenses are estimated for the first year of operations.
[2]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% after giving effect to the repayments. This arrangement is in effect through January 31, 2020, and may be terminated only by the Board of Trustees of the Fund before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same (taking into account the expense limitation for one year). Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Gabelli ESG NextShares | Gabelli ESG NextShares | USD ($)	92	605

Expense Example, No Redemption	1 Year	3 Years
Gabelli ESG NextShares | Gabelli ESG NextShares | USD ($)	92	605

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. As the Fund is new, it does not have any portfolio turnover as of the date of this prospectus.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80% of its net assets, plus borrowings for investment purposes, in common and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. Under normal market conditions, the Fund invests its assets in stocks that are listed on a recognized securities exchange or similar market, such as the National Market System of the National Association of Securities Dealers’ Automated Quotation System, more commonly known as NASDAQ. The Adviser’s investment philosophy with respect to equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics.

Socially Responsible Criteria. The Fund combines a differentiated, value-oriented investment philosophy with social screens and a holistic ESG (Environmental, Social, Governance) analysis to deliver returns in a socially responsive manner. The Adviser employs a social screening overlay process at the time of investment to identify companies that meet the Fund’s social guidelines. Pursuant to the guidelines, the Fund will not invest in publicly traded fossil fuel (coal, oil, and gas) companies, the top 50 defense/weapons contractors, or in companies that derive more than 5% of their revenues from the following areas: tobacco, alcohol, gaming, defense/weapons production, and companies involved in the manufacture of abortion related products.

After identifying companies that satisfy these social criteria, the Adviser then will invest in securities of companies that the Adviser believes are trading at a material discount to PMV. The Adviser will monitor each holding on a regular basis to ensure its compliance with the Fund’s guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV, or if there is a change to an underlying industry or company that the Adviser believes may negatively affect the value of such securities.
Principal Risks
You may want to invest in the Fund if:
  you are a long term investor
  you seek capital appreciation
  you want exposure to equity investments in companies that meet the Fund’s socially responsible guidelines you believe that the market will favor growth over value stocks over the long term you wish to include a growth strategy as a portion of your overall investments
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:
  Contingent Pricing Risk.    Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day. Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to transact intraday at currently (versus end of day) determined prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade prices versus NAV, they cannot be used to control or limit trade execution prices.
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will fluctuate, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. Holders of equity securities only have rights to value in the company only after all issuer debts have been paid and they could lose their entire investment in a company that encounters financial difficulty.
  Management Risk.    If the Adviser is incorrect in its assessment of the investment prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Market Trading Risk.    Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.
  New Fund Risk.    The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.
  Preferred Stock Risk.    Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
  Socially Responsible Investment Risk.    The application of the Adviser’s socially responsible criteria will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may positively or negatively impact the relative financial performance of the Fund depending on whether such investments are in or out of favor.
  Value Investing Risk.    The Fund invests in “value” stocks. Value investing refers to buying securities that the Adviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. From time to time, “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Performance
The Fund has not yet commenced operations and, therefore, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.